Segment information - Assets by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total consolidated property, plant and equipment	$ 69,489	$ 62,641
Total consolidated intangible assets	9,888	10,775
Total consolidated long-lived assets	79,377	73,416
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	25,883	20,382
Intangible assets and goodwill	6,705	7,688
Long-lived assets including equity method investments	32,588	28,070
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	24,098	25,199
Intangible assets and goodwill	117	129
Long-lived assets including equity method investments	24,215	25,328
Rest of Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	11,042	9,032
Intangible assets and goodwill	3,066	2,958
Long-lived assets including equity method investments	14,108	11,990
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	8,466	8,028
Intangible assets and goodwill	0	0
Long-lived assets including equity method investments	$ 8,466	$ 8,028